Benefit Plans Benefit Plans - Defined Contribution Plans (Details) - Employee Contributions First Six Percent [Member]	12 Months Ended
Dec. 31, 2014
Prior to July 1, 2003 Hire Date [Member]
Defined Contribution Plan [Line Items]
Participant Contribution Percentage	6.00%
Effective January 1, 2011 to December 31, 2011 [Member] | Prior to July 1, 2003 Hire Date [Member]
Defined Contribution Plan [Line Items]
Employer Matching Contribution, Percent	25.00%
Effective January 1, 2011 to December 31, 2011 [Member] | Subsequent to July 1, 2003 Hire Date [Member]
Defined Contribution Plan [Line Items]
Employer Matching Contribution, Percent	55.00%
Effective January 1, 2012 to December 31, 2012 [Domain] | Prior to July 1, 2003 Hire Date [Member]
Defined Contribution Plan [Line Items]
Employer Matching Contribution, Percent	30.00%
Effective January 1, 2012 to December 31, 2012 [Domain] | Subsequent to July 1, 2003 Hire Date [Member]
Defined Contribution Plan [Line Items]
Employer Matching Contribution, Percent	60.00%